Provisions and Contingent Liabilities - Summary of Change in Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of provisions [line items]
Beginning balance	$ 314.8	$ 204.6	$ 248.5
Additions	99.8	254.4	100.8
Interest	16.9	7.6	7.8
Reclassifications			0.1
Used/payments	(139.2)	(113.4)	(89.5)
Reversals	(15.5)	(43.1)	(35.8)
Translation adjustments	0.7	4.7	(27.3)
Ending balance	277.5	314.8	204.6
Product warranties [member]
Disclosure of provisions [line items]
Beginning balance	94.1	95.7	87.3
Additions	42.5	51.9	84.4
Used/payments	(26.8)	(31.7)	(53.9)
Reversals	(8.8)	(20.6)	(22.3)
Translation adjustments	0.1	(1.2)	0.2
Ending balance	101.1	94.1	95.7
Post retirement benefits [member]
Disclosure of provisions [line items]
Beginning balance	93.1	49.9	80.4
Additions	12.7	43.3	14.1
Interest	12.5	4.3	4.7
Reclassifications			0.1
Used/payments	(61.1)	(2.7)	(21.5)
Reversals	(2.3)	(5.5)	(11.5)
Translation adjustments	(0.7)	3.8	(16.4)
Ending balance	54.2	93.1	49.9
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Beginning balance	46.0	26.8	41.2
Additions	3.2	11.2	(4.7)
Interest	4.4	3.3	3.1
Used/payments	(15.3)		(1.1)
Reversals	(1.4)
Translation adjustments	(0.8)	4.7	(11.7)
Ending balance	36.1	46.0	26.8
Taxes [member]
Disclosure of provisions [line items]
Beginning balance	28.5	16.9	25.3
Additions	14.0	12.0	1.0
Used/payments			(10.0)
Translation adjustments	(0.7)	(0.4)	0.6
Ending balance	41.8	28.5	16.9
Other environment related provision [member]
Disclosure of provisions [line items]
Beginning balance	25.3
Additions	7.0	118.0
Used/payments	(31.0)	(77.0)
Reversals	(1.0)	(15.0)
Translation adjustments	(0.3)	(0.7)
Ending balance	0.0	25.3
Voluntary redundancy scheme [member]
Disclosure of provisions [line items]
Beginning balance	1.0	1.7	4.3
Additions	3.0	1.0	1.0
Reversals	(2.0)	(2.0)	(2.0)
Translation adjustments	(0.2)	0.3	(1.6)
Ending balance	1.8	1.0	1.7
Other [member]
Disclosure of provisions [line items]
Beginning balance	26.8	13.6	10.0
Additions	17.4	17.0	5.0
Used/payments	(5.0)	(2.0)	(3.0)
Translation adjustments	3.3	(1.8)	1.6
Ending balance	$ 42.5	$ 26.8	$ 13.6